Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 443,814	€ 439,769
Ending balance	468,252	443,814
Beginning balance	419,153	415,336
Ending balance	441,881	419,153
Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	209	208
Total gains /losses in income statement	(16)	(9)
Total gains /losses in OCI	(4)	18
Purchases	6	5
Sales		(5)
Settlements	0
Reclassification		(8)
Ending balance	185	209
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1
Net exchange difference	5
Reclassification	(14)
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,890	3,278
Total gains /losses in income statement	(1,628)	2,082
Total gains /losses in OCI		(9)
Purchases	(361)	(200)
Sales		(31)
Sales	352
Net exchange difference	178	(231)
Ending balance	3,431	4,890
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	610	321
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	(12)	197
Total gains /losses in income statement	(1)	9
Purchases	(361)	(200)
Sales		(16)
Sales	366
Net exchange difference	2	(3)
Ending balance	(6)	(12)
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	3	7
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,902	3,081
Total gains /losses in income statement	(1,627)	2,073
Total gains /losses in OCI		(9)
Sales	(14)	(15)
Net exchange difference	176	(228)
Ending balance	3,437	4,902
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	607	314
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9,061	10,722
Total gains /losses in income statement	1,303	(183)
Total gains /losses in OCI	12	51
Purchases	1,079	1,364
Sales	(1,594)	(1,815)
Settlements	(52)	(57)
Reclassification		(354)
Transfers from levels I and II		42
Transfers to levels I and II	(253)	(710)
Ending balance	10,086	9,061
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	619	51
Net exchange difference	326
Transfers from levels I and II	203
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	209	208
Total gains /losses in income statement	(16)	(9)
Total gains /losses in OCI	(4)	18
Purchases	6	5
Sales		(5)
Settlements	0
Ending balance	185	209
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1
Net exchange difference	5	(8)
Reclassification	(14)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,221	1,712
Total gains /losses in income statement	(114)	(163)
Total gains /losses in OCI	16	34
Purchases	368	505
Sales	(80)	(45)
Settlements	(52)	(56)
Reclassification		(94)
Transfers from levels I and II	203	26
Transfers to levels I and II	(246)	(697)
Ending balance	1,393	1,221
Net exchange difference	77
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	173	157
Total gains /losses in income statement	1	(27)
Total gains /losses in OCI	3	24
Purchases	30	49
Sales	(26)	(15)
Settlements	0	(1)
Ending balance	191	173
Net exchange difference	11	(12)
Transfers to levels I and II		(2)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	467	1,074
Total gains /losses in income statement	(1)	3
Total gains /losses in OCI	6	(19)
Purchases	228	155
Sales	(29)	(11)
Settlements	(46)	(34)
Transfers to levels I and II	(246)
Ending balance	603	467
Net exchange difference	22	(32)
Transfers from levels I and II	203	26
Transfers to levels I and II		(695)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	581	482
Total gains /losses in income statement	(113)	(140)
Total gains /losses in OCI	7	28
Purchases	111	302
Sales	(24)	(19)
Settlements	(6)	(22)
Ending balance	599	581
Net exchange difference	43	(50)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	7,631	8,802
Total gains /losses in income statement	1,433	(11)
Total gains /losses in OCI	0
Purchases	705	854
Sales	(1,514)	(1,765)
Reclassification		(251)
Transfers from levels I and II		16
Transfers to levels I and II	(7)	(13)
Ending balance	8,507	7,631
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	618	51
Net exchange difference	245
Reclassification	14
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,329	1,401
Total gains /losses in income statement	150	(132)
Purchases	179	160
Sales	(316)	(97)
Settlements	1
Ending balance	1,343	1,329
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	147	(98)
Net exchange difference	1	(3)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	242	4
Total gains /losses in income statement	(1)
Purchases	124	276
Sales	(361)	(37)
Settlements	0
Ending balance	5	242
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,173	2,049
Total gains /losses in income statement	796	122
Purchases	492	432
Sales	(638)	(250)
Ending balance	3,010	2,173
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	(1)
Net exchange difference	186	(184)
Transfers from levels I and II		16
Transfers to levels I and II		(13)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,012	1,805
Total gains /losses in income statement	206	3
Total gains /losses in OCI	0
Purchases	(198)	(168)
Sales	(93)	(607)
Transfers to levels I and II	(7)
Ending balance	943	1,012
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	162	37
Net exchange difference	22	(20)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	22	56
Total gains /losses in income statement	(17)	(33)
Sales	(4)
Ending balance	1	22
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(10)	(32)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,385	2,901
Total gains /losses in income statement	253	65
Purchases	48	150
Sales	(60)	(717)
Ending balance	2,643	2,385
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	253	196
Net exchange difference	3	(14)
Reclassification	14
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	467	586
Total gains /losses in income statement	46	(36)
Purchases	60	4
Sales	(43)	(56)
Ending balance	563	467
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	66	(52)
Net exchange difference	€ 32	€ (31)